Description of the Plan (Details) - EBP 018	12 Months Ended
Dec. 31, 2025 USD ($) h $ / h
EBP, Description of Plan [Line Items]
Transfers to other plan	$ 35,880,000
Initial transfer	500
Subsequent transfers	500
Minimum borrowing, amount	$ 500
Maximum borrowing, to total account, percentage	50.00%
Maximum borrowing, amount	$ 50,000
Time period for loans used to reduce maximum borrowing amount	12 months
Basis spread on variable rate	1.00%
Minimum
EBP, Description of Plan [Line Items]
Gross earnings (US dollars per hour) | $ / h	0.75
Maximum
EBP, Description of Plan [Line Items]
Gross earnings (US dollars per hour) | $ / h	2.00
Employer Matching Contribution
EBP, Description of Plan [Line Items]
Matching percentage	50.00%
Employer Matching Contribution, Sikorsky Participants
EBP, Description of Plan [Line Items]
Matching percentage	75.00%
Employer Matching Contribution, Nonelective Contribution
EBP, Description of Plan [Line Items]
Matching percentage	4.00%
Hours of service per week | h	40
Hours of service per calendar year | h	2,080